Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Net operating loss carryforwards	$ 39,300	$ 36,500
Accrued interest payable related to uncertain tax positions	136	$ 134
Undistributed earnings of domestic subsidiaries	35,100
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 8,400
Maximum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	Jan. 01, 2038
Minimum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	Jan. 01, 2024